Financial statements of Barclays PLC, Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total	Equity attributable to owners of parent [member]	Called up share capital and share premium [member]	Other equity instruments [member]	Other reserves [member]	Retained earnings [member]	Barclays PLC [member]	Barclays PLC [member] Called up share capital and share premium [member]	Barclays PLC [member] Other equity instruments [member]	Barclays PLC [member] Other reserves [member]	Barclays PLC [member] Retained earnings [member]
Beginning Balance, equity at Dec. 31, 2017	£ 63,866	£ 61,755	£ 22,045	£ 8,941	£ 5,247	£ 25,522	£ 39,216	£ 22,045	£ 8,943	£ 394	£ 7,834
Comprehensive income	2,831	2,597	0	752	(95)	1,940	15,949	0	752	0	15,197
Issue of new ordinary shares	88	88	88	0	0	0	88	88	0	0	0
Issue of shares under employee share schemes	500	500	51	0	0	449	75	51	0	0	24
Issue and exchange of other equity instruments	384	384	0	692	0	(308)	384	0	692	0	(308)
Vesting of shares under employee share schemes	(267)	(267)	0	0	(267)	0	(23)	0	0	0	(23)
Dividends paid	(231)	(231)	0	0	268	(499)	(768)	0	0	0	(768)
Other equity instruments coupons paid	(752)	(752)	0	(752)	0	0	(752)	0	(752)	0	0
Capital reorganisation	0	0	(17,873)	0	0	17,873	0	(17,873)	0	0	17,873
Ending Balance, equity at Dec. 31, 2018	63,779	62,556	4,311	9,632	5,153	43,460	54,180	4,311	9,633	394	39,842
Comprehensive income	2,793	2,713	0	813	(383)	2,283	3,181	0	813	0	2,368
Issue of new ordinary shares	182	182	182	0	0	0	182	182	0	0	0
Issue of shares under employee share schemes	579	579	101	0	0	478	121	101	0	0	20
Issue and exchange of other equity instruments	832	832	0	1,238	0	(406)	836	0	1,232	0	(396)
Vesting of shares under employee share schemes	(190)	(190)	0	0	214	(404)	(19)	0	0	0	(19)
Dividends paid	(1,281)	(1,201)	0	0	0	(1,201)	(1,201)	0	0	0	(1,201)
Other equity instruments coupons paid	(813)	(813)	0	(813)	0	0	(813)	0	(813)	0	0
Ending Balance, equity at Dec. 31, 2019	65,660	64,429	4,594	10,871	4,760	44,204	56,467	4,594	10,865	394	40,614
Comprehensive income	2,066	1,988	0	857	(289)	1,420	(1,018)	0	857	0	(1,875)
Issue of new ordinary shares							0	0	0	0	0
Issue of shares under employee share schemes	346	346	43	0	0	303	63	43	0	0	20
Issue and exchange of other equity instruments	98	256	0	311	0	(55)	231	0	304	0	(73)
Vesting of shares under employee share schemes	(150)	(150)	0	0	197	(347)	(14)	0	0	0	(14)
Dividends paid	(79)	0	0	0	0	0	0	0	0	0	0
Other equity instruments coupons paid	(857)	(857)	0	(857)	0	0	(857)	0	(857)	0	0
Ending Balance, equity at Dec. 31, 2020	£ 66,882	£ 65,797	£ 4,637	£ 11,172	£ 4,461	£ 45,527	£ 54,872	£ 4,637	£ 11,169	£ 394	£ 38,672